Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-OPRO - FidelityAdvisorCapitalDevelopmentFund-OPRO - Fidelity Advisor Capital Development Fund - Fidelity Advisor Capital Development Fund - Class O
Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	10.08%
Annual Return 2015	(2.69%)
Annual Return 2016	16.51%
Annual Return 2017	18.12%
Annual Return 2018	(8.82%)
Annual Return 2019	31.34%
Annual Return 2020	9.14%
Annual Return 2021	25.41%
Annual Return 2022	(7.96%)
Annual Return 2023	24.20%